Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	31.55%
Annual Return 2014	0.48%
Annual Return 2015	3.51%
Annual Return 2016	(0.62%)
Annual Return 2017	29.54%
Annual Return 2018	(4.36%)
Annual Return 2019	28.92%
Annual Return 2020	30.83%
Annual Return 2021	18.68%
Annual Return 2022	(25.71%)